INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED JULY 5, 2023 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2023, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
(the “Fund”)
Chip McKinley no longer serves as a Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. McKinley are hereby removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
PSR-SUMSTATSAI-SUP 070523